Intangibles	12 Months Ended
Dec. 31, 2022
Intangibles Abstract
Intangibles

17.	Intangibles

	Notes	Goodwill	Concessions	Software	Research and development project	Total
Balance at December 31, 2020		3,298	5,391	76	531	9,296
Additions		-	431	47	-	478
Disposals		-	(7)	-	-	(7)
Amortization		-	(240)	(35)	-	(275)
Acquisition of NLC	16(a)	-	1,428	-	-	1,428
Impairment of discontinued operations	16(a)	-	(1,422)	-	-	(1,422)
Translation adjustment		(90)	(358)	(2)	(37)	(487)
Balance at December 31, 2021		3,208	5,223	86	494	9,011
Cost		3,208	6,332	516	494	10,550
Accumulated amortization		-	(1,109)	(430)	-	(1,539)
Balance at December 31, 2021		3,208	5,223	86	494	9,011
Additions		-	1,087	39	-	1,126
Disposals		-	(13)	-	-	(13)
Amortization		-	(229)	(43)	-	(272)
Translation adjustment		(19)	366	5	34	386
Balance at December 31, 2022		3,189	6,434	87	528	10,238
Cost		3,189	7,808	564	528	12,089
Accumulated amortization		-	(1,374)	(477)	-	(1,851)
Balance at December 31, 2022		3,189	6,434	87	528	10,238

a)	Concessions – Includes the EFC and EFVM operating concession agreements (note 14a).

b) Goodwill – Includes the goodwill derived from acquisition of iron ore and nickel businesses and the goodwill from the incorporation of Valepar into Vale in 2017. This goodwill was recognized on the acquisition of Vale controlling interest by Valepar, based on the expected future returns of the ferrous segment. The Company has not recognized the deferred taxes over the goodwill, since there are no differences between the tax basis and accounting basis. Annually, the Company assesses the impairment of this asset, or more frequently when an indication of impairment is identified (note 19).

c) Research and development project - Refers to in-process research and development projects and patents identified in the business combination of New Steel Global N.V. acquired in 2019. The intangible assets of research and development are not subject to amortization until the operational phase is reached. Thus, the Company annually assesses the impairment of this asset, or more frequently when an indication of impairment is identified (note 19).

Accounting policy

Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 37 years
Research and development project	19 years
Software	5 years